EARNINGS PER SHARE - Number of Shares Attributable to Equity Holders (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share (in shares)	137,901,336	136,700,491	137,903,307	136,344,030
Effect of other dilutive potential ordinary shares (in shares)	0	3,620,938	0	4,005,235
Weighted average number of ordinary shares used to calculate diluted earnings per share (in shares)	137,901,336	140,321,429	137,903,307	140,349,265
Potential ordinary shares (in shares)	4,880,758		4,878,787